Derivatives - Nominal values and average hedge ratio for derivatives (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
USD
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	1,235.14	1,195.32
JPY
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	9.46	10.13
EUR
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	1,358.46	1,336.97
GBP
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	1,547.81	1,484.42
AUD
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	865.53	812.44
CAD
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	921.27	948.79
SGD
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate		859.87
CNY
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	177.98	190.96
SEK
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	126.18	125.49